Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended			3 Months Ended		12 Months Ended
	May. 31, 2014	Mar. 13, 2014	Jan. 31, 2014	Dec. 11, 2013	Mar. 31, 2008	Jul. 31, 2006	Aug. 31, 2004	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2002	Dec. 31, 2000	May. 07, 2014	Dec. 10, 2013	Dec. 31, 2001	Dec. 30, 2000
Temporary Equity [Line Items]
Temporary equity, shares issued														17,803,273
Proceeds from sale of preferred stock								$ 0	$ 544	$ 544	$ 2,500
Payments of stock issuance costs										$ 0	$ 95
Outstanding Series C-1 convertible preferred stock warrants								14,033		14,033	13,879
Automatic conversion trigger		$ 20,000
Conversion of preferred stock	1,691,884									1,691,884
Exercise price of warrants	$ 0.20
Other (expense) income related to fair value adjustment of long term derivative liability									(3,145)	$ (10,442)	$ 7,886
Excess of fair value of warrants over proceeds									362	$ 362	$ (1,714)
Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity, shares issued										0	31,407		31,407	31,407
Temporary equity issue price per share													$ 7.96
Temporary equity, par or stated value per share										$ 0.001	$ 0.001
Conversion of preferred stock											0
Series B Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity, shares issued										0	467,814		110,988	467,814			600,999
Temporary equity issue price per share													$ 9.01				$ 9.01
Value of equipment, intellectual property, and conversion of debt																	$ 2,200
Proceeds from sale of preferred stock													$ 3,215
Payments of stock issuance costs													$ 43
Shares of preferred stock converted to common stock													244,173
Temporary equity, par or stated value per share										$ 0.001	$ 0.001
Conversion price of preferred shares to common stock, per share			$ 32.0076	$ 32.2912											$ 45.95
Conversion of preferred stock											0
Series C Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity, shares issued										0	2,770,633	2,867,154		2,770,633
Proceeds from sale of preferred stock												$ 24,000
Payments of stock issuance costs												$ 86
Shares of preferred stock converted to common stock												197,045
Outstanding Series C-1 convertible preferred stock warrants																100,524
Debt converted into preferred shares												$ 4,513
Notes stated interest rate												4.50%
Preferred stock issued during period upon exercise of warrants												23,911
Temporary equity, par or stated value per share										$ 0.001	$ 0.001					$ 0.01
Conversion price of preferred shares to common stock, per share			35.8917	36.2386											51.77
Conversion of preferred stock											0
Series C-1 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity, shares issued							984,615							0
Proceeds from sale of preferred stock							$ 3,200
Outstanding Series C-1 convertible preferred stock warrants						196,923
Conversion price of preferred shares to common stock, per share			45.6062	46.1101											66.30
Conversion of preferred stock											0
Exercise price of warrants						$ 3.25
Warrant expiration date								Jul. 14, 2016			Jul. 14, 2016
Fair value of warrant on issuance date						$ 459
Other (expense) income related to fair value adjustment of long term derivative liability								$ 0	$ 37	$ 37	$ 121
Series C-2 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity, shares issued					2,347,826					0	2,347,826			2,347,826
Proceeds from sale of preferred stock					$ 13,500
Temporary equity, par or stated value per share										$ 0.001	$ 0.001
Conversion price of preferred shares to common stock, per share			$ 77.9382	$ 78.9623											$ 117.30
Conversion of preferred stock											0
Series D-2 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity, shares issued			388,641	1,785,712						0	5,742,697			6,131,338
Temporary equity issue price per share			$ 1.40	$ 1.40
Proceeds from sale of preferred stock			$ 544	$ 2,500
Payments of stock issuance costs				$ 95
Outstanding Series C-1 convertible preferred stock warrants			19,048	87,532						19,048
Temporary equity, par or stated value per share										$ 0.001	$ 0.001
Debt conversion, shares issued				3,956,985
Conversion price of preferred shares to common stock, per share			$ 28.56	$ 28.56
Common Stock, Shares, Fair Value			47.74	$ 48.35
Intrinsic value of beneficial conversion feature				$ 4,232						$ 909
Effective conversion price				$ 0						$ 0
Conversion of preferred stock											3,956,985
Exercise price of warrants			$ 0.20	$ 0.20
Fair value of warrant on issuance date			$ 906	$ 4,214
Excess of fair value of warrants over proceeds			$ 362	$ 1,714
Temporary Equity Shares Issue Price			$ 1.40	$ 1.40
Series D-1 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity, shares issued										0	6,054,255			6,054,255
Temporary equity issue price per share				$ 1.40
Temporary equity, par or stated value per share										$ 0.001	$ 0.001
Debt conversion, shares issued				6,054,255
Conversion of preferred stock											6,054,255
Common Stock [Member]
Temporary Equity [Line Items]
Outstanding Series C-1 convertible preferred stock warrants						14,033				14,033
Exercise price of warrants						$ 45.61				$ 45.61